The Company and Summary of Significant Accounting Policies - Schedule of Concentration Risk (Details) - Customer Concentration Risk	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Total Customer | Accounts Receivable, Net
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			96.00%		100.00%
Total Customer | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	96.00%	93.00%	98.00%	97.00%
Customer A | Accounts Receivable, Net
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			96.00%
Customer A | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	96.00%		65.00%
Customer B | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			23.00%
Customer C | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage			10.00%
Customer D, related party | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				18.00%
Customer E | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				14.00%
Customer F | Accounts Receivable, Net
Disaggregation of Revenue [Line Items]
Concentration risk, percentage					100.00%
Customer G | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		77.00%		54.00%
Customer H | Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		16.00%		11.00%